Deconsolidation	6 Months Ended
Sep. 30, 2022
Deconsolidation [Abstract]
DECONSOLIDATION

NOTE 15 – DECONSOLIDATION

During the year, the Company has disposed several subsidiaries supporting the online store business to optimize the Company’s structure and recognized loss resulting from the deconsolidation amounted to $67,501 and nil, for the six months ended September 30, 2022 and 2021, respectively.